Impairment of long-lived assets (Details 3) $ in Thousands	Dec. 31, 2024 USD ($)
Juiz De Fora [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 146,341
Percentage assigned change	23.33%
Value of assumption	$ 2,246
Appreciation of BRL percentage	13.00%
Appreciation of BRL price	4.92
Juiz De Fora [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	71.13%
Juiz De Fora [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	13.08%
Cajamarquilla [member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 681,438
Percentage assigned change	20.01%
Value of assumption	$ 2,344
Cajamarquilla [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	94.42%
Cajamarquilla [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	13.77%
Cerro Lindo [member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 269,150
Percentage assigned change	24.81%
Value of assumption	$ 2,203
Cerro Lindo [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	169.19%
Cerro Lindo [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	19.07%
Mining Peru [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 82,740
Percentage assigned change	7.43%
Value of assumption	$ 2,712
Mining Peru [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	38.35%
Mining Peru [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	9.80%
Aripuana [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 305,093
Percentage assigned change	15.43%
Value of assumption	$ 2,478
Appreciation of BRL percentage	13.88%
Appreciation of BRL price	4.87
Aripuana [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	56.34%
Aripuana [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	11.95%